Events after the balance sheet dates (Details) $ / shares in Units, € in Thousands, $ in Millions				1 Months Ended	12 Months Ended
	Feb. 05, 2021 $ / shares shares	Feb. 04, 2021 EUR (€) shares	Jan. 06, 2021 USD ($) $ / shares shares	Jan. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issue of new shares, gross amount					€ 731,546	€ 678,936	€ 255,721
Global Offering
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares	3,125,000
Public Offering of ADR
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares	1,608,000
Ifrs Share Price | $ / shares	$ 320.00
Concurrent Private Placement
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares	1,517,000
Ifrs Share Price | $ / shares	$ 265.69
Over-Allotment Option
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares		468,750
Gross proceeds		€ 954,800
Underwriters discount and commission		46,800
Payments of stock issuance costs		46,500
Proceeds from issue of new shares, gross amount		€ 908,000
Strategic collaboration for Efgartigimod
Disclosure of non-adjusting events after reporting period [line items]
Upfront payment receivable | $			$ 75
Number of shares issued | shares			568,182
Ifrs Share Price | $ / shares			$ 132
Guaranteed payment | $			$ 75
Additional milestone payment receivable | $			25
Strategic collaboration for Efgartigimod | Maximum
Disclosure of non-adjusting events after reporting period [line items]
Collaboration payments receivable | $			$ 175
Binding lease commitment with Argon
Disclosure of non-adjusting events after reporting period [line items]
Base annual rent				€ 1,700
Lease term				10 years 6 months
Rent free term				6 months